Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019 [1]
CURRENT ASSETS
Cash and cash equivalents	$ 15,916,743	$ 2,756,490
Restricted cash	5,773	25,016
Accounts receivable, net	5,163,159	1,233,038
Interest receivable	103,785
Prepayments and advances to suppliers, net	1,371,230	171,027
Other receivables, net	4,061,751	101,111
Loan to third parties - current portion	6,239,266	2,434,715
Due from Hebron HK	9,199,014	9,201,432
Short-term investment	1,427,085
Prepaid expenses and other current assets	60,497	8,064
Assets to be divested - current	29,593,848	36,985,779
TOTAL CURRENT ASSETS	73,142,151	52,916,672
NON-CURRENT ASSETS
Property and equipment, net	652,075	287,057
Intangible assets, net	3,863,269	4,189,350
Operating lease right-of-use assets, net	1,673,007	502,670
Loans to third parties - long-term portion	3,113,898	2,872,820
Equity investments	493,394	500,715
Goodwill	23,283,990	11,074,864
Deferred tax assets, net	19,748	20,040
Assets to be divested – non-current	18,600,560	21,636,501
TOTAL NON-CURRENT ASSETS	51,699,941	41,084,017
TOTAL ASSETS	124,842,092	94,000,689
CURRENT LIABILITIES
Accounts payable	566,832	224,045
Accrued expenses and other current liabilities	2,987,286	674,169
Operating lease liabilities - current	853,237	138,133
Advances from customer	824,071	28,728
Taxes payable	1,532,435	138,157
Due to related parties - current	997,819	7,759,443
Consideration for acquisition	25,477,346
Liabilities to be divested - current	28,826,594	28,472,022
TOTAL CURRENT LIABILITIES	62,065,620	37,434,697
Operating lease liabilities – non-current	826,319	368,019
Deferred tax liabilities	709,190	805,826
Liabilities to be divested – non-current	1,355,689	1,456,634
TOTAL LIABILITIES	64,956,818	40,065,176
SHAREHOLDERS’ EQUITY:
Class A common stock, $0.001 par value, 40,000,000 and 40,000,000 shares authorized, 18,992,403 and 17,710,471 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively.	18,992	17,710
Additional paid-in capital	41,143,042	28,369,076
Retained earnings	21,326,570	27,472,766
Accumulated other comprehensive loss	(2,593,523)	(1,914,232)
COMMON SHAREHOLDERS' EQUITY	59,895,081	53,945,320
Non-controlling interests	(9,807)	(9,807)
TOTAL SHAREHOLDERS’ EQUITY	59,885,274	53,935,513
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 124,842,092	$ 94,000,689

[1]	The amounts have been reclassified to conform with the Company’s decision to classify Hebron HK as assets and liabilities to be divested.